Average Annual Total Returns - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2024
VIP Stock Selector All Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	27.15%
Since Inception	1.85%	[1]
MS185
Average Annual Return:
Past 1 year	26.26%
Since Inception	2.43%	[1]

[1]	A From October 21, 2021 .